Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalent		$ 2,085,033	$ 484,389
Restricted cash		29,006	47,073
Accounts receivable		7,429,904	5,009,547
Notes receivable		302,775	892,507
Inventories, net		2,613,549	2,967,987
Due from a related party			1,503
Prepaid expense and other current assets		1,604,134	1,995,007
Total current assets		14,064,401	11,398,013
Non-current assets
Property, plant and equipment, net		12,300,491	4,623,153
Prepayment for purchase of Yingxuan Assets		3,535,975	3,640,859
Intangible assets, net		4,961,881	722,359
Finance lease right-of-use assets, net		1,299,217	1,372,169
Other non-current assets		2,174	89,193
TOTAL ASSETS		36,164,139	21,845,746
Current liabilities
Short-term loans		6,015,975	5,655,019
Accounts payable		2,957,110	2,447,982
Security deposit received for sales of properties		1,449,633
Due to related parties		607,236	120,980
Income tax payable		136,544	119,958
Finance lease obligation, current		315,780	533,808
Accrued expenses and other payables		955,676	808,474
Total current liabilities		12,437,954	9,686,221
Long-term loans		10,147,428
Long-term payable		42,220	378,799
Finance lease obligation, non-current		46,623	292,130
Deferred tax liability		15,221
TOTAL LIABILITIES		22,689,446	10,357,150
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2022 and 2021	[1]	1,000	1,000
Additional paid-in capital		609,601	609,601
Statutory reserve		370,683	370,683
Retained earnings		12,740,983	9,808,620
Accumulated other comprehensive income (loss)		(247,574)	698,692
TOTAL SHAREHOLDERS’ EQUITY		13,474,693	11,488,596
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 36,164,139	$ 21,845,746

[1]	The share amounts are presented on a retroactive basis.